UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000


Check here if Amendment ( X ); Amendment Number: 1

This Amendment (Check only one.):       ( X ) is a restatement.
                                        (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner     West Conshohocken, PA          10/2/08
(Signature)                    (City, State)                 (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO CORRECT THE FILER NUMBER/NAME.

Report Type  (Check only one.):

( X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(  )   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(  )   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


 Report Summary:

Number of Other Included Managers:          6

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $13,014.539
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F                        Report for Quarter Ended December 31, 2000
Name of Reporting Manager:  FOUNDATION ADVISERS, INC.
13F File No.:

Item 1:                   Item 2:     Item 3:         Item 4:        Item 5:       Item 6:         Item 7:      Item 8:
Name Of                                                                                                       Voting Authority
Issuer                    Title       CUSIP           Fair           Shares or     Investment      Managers   (a)   (b)    (c)
                          of Class                    Market         Principal     Discretion                Sole  Shared  None
                                                      Value          Amt.        (a)    (b)     (c)
                                                                                 Sole  Shared  Shared
                                                                                                Other
AMBASSADORS
  INTERNATIONAL            COM         023178 10 6     817,000       43,000              X                            X
AMERICAN ITALIAN
  PASTA CO. - CLASS A      COM         027070 10 1     858,000       32,000              X                            X
ARTHOCARE CORP.            COM         043136 10 0     721,500       37,000              X                            X
BERKLEY PETROLEUM CORP.    COM         08449G 10 6      248,683      33,000              X                            X
BIOSITE DIAGNOSITCS, INC.  COM         090945 10 6    1,051,375      26,000              X                            X
CANADIAN 88 ENERGY CORP.   COM         13566G 50 9      75,600       28,000              X                            X
CLICKACTION, INC.          COM         18681E 10 7      221,100      40,200              X                            X
CLICKACTION, INC.       PREFERRED
                         STOCK         18681E 99 0       24,750       6,000              X                            X
CLICKACTION, INC.       WARRANT        18681E 9W 9         0.01         600              X                            X
CONDUCTUS, INC.           COM          206784 10 0      368,198      70,133              X                            X
CONDUCTUS
INC. WARRANTS            WARRANT        206784 99 3        51,000    20,000              X                            X
CORIXA CORP.              COM          21887F 10 0      187,356       6,720              X                            X
DYAX CORP.                COM          26746E 10 3        7,000     148,422              X                            X
ECOSCIENCE CORP.          COM          279218 20 0       72,460      10,144              X                            X
EMBREX, INC.              COM          290817 10 5      618,075      40,200              X                            X
EXCELON CORPORATION       COM          300691 10 2      157,350     104,900              X                            X
EXPONENT, INC.            COM          30214U 10 2      489,600      51,200              X                            X
GEERLINGS & WADE, INC.    COM          368473 10 4      108,875      55,300              X                            X
HAIN CELESTIAL GR0UP INC. COM          405217 10 0      497,250      15,300              X                            X
INTELLICORP INC.          COM          458153 10 3        1,680       3,000              X                            X
IPRINT.COM, INC.          COM          462628 10 8       80,290     111,700              X                            X
NAPRO BIOTHERAPEUTICS     COM          630795 10 2        8,484       1,000              X                            X
NAVIDEC INC.              COM          63934Q 10 1      111,881      45,900              X                            X
  NORTH AMERICAN
PALLADIUM LTD.            COM          656912 10 2      234,000      26,000              X                            X
PACIFIC RIM MINING        COM          694915 79 4        6,390      35,000              X                            X
PACIFIC RIM MINING
  WARRANTS              WARRANT        694915 9A 9         0.18      17,500              X                            X
THE PEP BOYS             COM           713278 10 9      440,438     121,500              X                            X
PARMCHEM LABORATORIES    COM           717133 10 2      858,075     269,200              X                            X
PREVIEW SYSTEMS INC.     COM           741379 10 1      153,438      49,100              X                            X
RIO ALTO
  EXPLORATION LTD.       COM           766892 10 3      108,703       5,000              X                            X
SAN JUAN BASIN
  ROYALTY TRUST          COM           798241 10 5      378,750      30,000              X                            X
STILLWATER MINING CO.    COM           86074Q 10 2     1,089,995     27,700              X                            X
STRATEGIC
  DIAGNOSITC, INC.       COM           862700 10 1       202,344     87,500              X                            X
TITAN
  PHARMACEUTICALS, INC.  COM           888314 10 1       152,091      4,300              X                            X
TREGA BIOSCIENCES, INC.  COM           894699 10 7        14 345     17,000              X                            X
UNIFY CORP.              COM           904743 10 1        13,312     83,200              X                            X
VALLEY MEDIA, INC.       COM           91972C 10 6        45,150     60,200              X                            X
VICINITY CORP.           COM           925653 10 7        95,040     32,000              X                            X
VICINITY CORP.        PREFERRED
  SER. F                STOCK          925653 99 0        44,063     20,000              X                            X
BRANCOTE HOLDINGS PLC    COM           990120 08 1       168,580     60,000              X                            X
HPD EXPLORATION          COM           990304 94 1         1,345     60,000              X                            X
CORNER BAY
  MINERALS, INC.         COM           992205 03 9        33,323     34,700              X                            X
DB GROUP LTD.            COM           996555 58 7       832,840    400,000              X                            X
INVESTORS BANK
  &TRUST COMPANY REPURCHASE
                     AGREEMENT         REPO00 9X 1      1,285,706  1,285,706              X                           X
                                        TOTAL          13,014,539
